LOOMIS SAYLES INVESTMENT GRADE BOND FUND - CLASS J SHARES

Supplement dated March 9, 2005 to the Statement of Additional Information for Class J Shares of Loomis Sayles Investment Grade Bond Fund, dated February 1, 2005


The following is hereby added to the section "Portfolio Transactions and Brokerage":

REGULAR BROKER-DEALERS

     The table below contains the aggregate value of securities of the Fund's regular broker-dealers+ (or the parent of the regular broker-dealers) held by the Fund, if any, as of the fiscal year ending September 20, 2004:


                                                                                   AGGREGATE VALUE OF SECURITIES OF
                                                                                   EACH REGULAR BROKER OR DEALER (OR
FUND                                             REGULAR BROKER-DEALER             ITS PARENT) HELD BY FUND
----------------------------------------         ------------------------          -----------------------------------
----------------------------------------         ------------------------          -----------------------------------
Loomis Sayles Investment Grade Bond              J.P. Morgan Chase & Co.           $252,794
Fund
                                                 Morgan Stanley                    $1,002,106
                                                 Bank of America                   $3,192,932
                                                 Commercial Mortgage


+ "Regular Broker-Dealers" are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.